Natural and environmental resources (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Natural and environmental resources
Net balance	$ 35,909,844
Net balance	42,323,610	$ 35,909,844
Cost [member] | Oil and gas investments
Natural and environmental resources
Balance	76,229,481	65,367,278
Additions/capitalizations	8,368,195	4,032,780
Abandonment cost update (Note 23)	0	0
Disposals	(759,178)	(3,497)
Capitalized financial interests	136,696	99,786
Exchange differences capitalized	798	2,546
Effect of adopting new standards (5)		0
Foreign currency translation	4,431,851	1,979,171
Reclassifications/transfers	153,686	4,751,417
Withdrawal of exploratory assets and dry wells (2)	(223,058)	0
Balance	88,338,471	76,229,481
Cost [member] | Assets retirement obligations
Natural and environmental resources
Balance	8,172,698	7,231,851
Additions/capitalizations	0	60,618
Abandonment cost update (Note 23)	(1,130,363)	778,925
Disposals	(114,899)	(484)
Capitalized financial interests	0	0
Exchange differences capitalized	0	0
Effect of adopting new standards (5)		0
Foreign currency translation	127,871	101,866
Reclassifications/transfers	49,596	(78)
Withdrawal of exploratory assets and dry wells (2)	0	0
Balance	7,104,903	8,172,698
Cost [member] | Exploration and evaluation
Natural and environmental resources
Balance	7,212,305	8,867,894
Additions/capitalizations	3,594,349	2,639,630
Abandonment cost update (Note 23)	21,524	13,256
Disposals	(6,084)	(69,908)
Capitalized financial interests	60,570	24,757
Exchange differences capitalized	353	632
Effect of adopting new standards (5)		48,173
Foreign currency translation	533,347	767,117
Reclassifications/transfers	(175,406)	(4,544,665)
Withdrawal of exploratory assets and dry wells (2)	(809,106)	(486,408)
Balance	10,480,025	7,212,305
Accumulated depreciation and impairment losses | Oil and gas investments
Natural and environmental resources
Balance	(51,316,344)	(46,106,147)
Disposals	421,036	500
Foreign currency translation	(2,354,611)	(1,401,121)
Reclassifications/transfers	35,677	(311,565)
Balance	(58,382,473)	(51,316,344)
Depletion expense	(4,536,052)	(3,803,027)
(Loss) reversal of impairment (Note 18)	(632,179)	305,016
Accumulated depreciation and impairment losses | Assets retirement obligations
Natural and environmental resources
Balance	(4,230,674)	(2,981,449)
Disposals	96,489	0
Foreign currency translation	(82,927)	(41,610)
Reclassifications/transfers	(70,835)	(14,161)
Balance	(5,088,086)	(4,230,674)
Depletion expense	(800,139)	(1,193,454)
(Loss) reversal of impairment (Note 18)	0	0
Accumulated depreciation and impairment losses | Exploration and evaluation
Natural and environmental resources
Balance	(157,622)	(445,268)
Disposals	11,793	31,214
Foreign currency translation	0	0
Reclassifications/transfers	7,494	197,321
Balance	(129,230)	(157,622)
Depletion expense	0	0
(Loss) reversal of impairment (Note 18)	9,105	59,111
Natural and environmental resources
Natural and environmental resources
Net balance	35,909,844	31,934,159
Net balance	42,323,610	35,909,844
Natural and environmental resources | Oil and gas investments
Natural and environmental resources
Net balance	24,913,137	19,261,131
Net balance	29,955,998	24,913,137
Natural and environmental resources | Assets retirement obligations
Natural and environmental resources
Net balance	3,942,024	4,250,402
Net balance	2,016,817	3,942,024
Natural and environmental resources | Exploration and evaluation
Natural and environmental resources
Net balance	7,054,683	8,422,626
Net balance	10,350,795	7,054,683
Natural and environmental resources | Cost [member]
Natural and environmental resources
Balance	91,614,484	81,467,023
Additions/capitalizations	11,962,544	6,733,028
Abandonment cost update (Note 23)	(1,108,839)	792,181
Disposals	(880,161)	(73,889)
Capitalized financial interests	197,266	124,543
Exchange differences capitalized	1,151	3,178
Effect of adopting new standards (5)		48,173
Foreign currency translation	5,093,069	2,848,154
Reclassifications/transfers	27,876	206,674
Withdrawal of exploratory assets and dry wells (2)	(1,032,164)	(486,408)
Balance	105,923,399	91,614,484
Natural and environmental resources | Accumulated depreciation and impairment losses
Natural and environmental resources
Balance	(55,704,640)	(49,532,864)
Disposals	529,318	31,714
Foreign currency translation	(2,437,538)	(1,442,731)
Reclassifications/transfers	(27,664)	(128,405)
Balance	(63,599,789)	(55,704,640)
Depletion expense	(5,336,191)	(4,996,481)
(Loss) reversal of impairment (Note 18)	$ (623,074)	$ 364,127